Victory Floating Rate Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MCL [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MCL [Member] | Morningstar LSTA US Leveraged Loan Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.90%	6.42%	5.83%
MCL [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	6.95%	4.21%	5.29%
MCL [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	1.04%	2.46%
MCL [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	1.80%	2.80%